Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income/(loss)	$ (309,176)	$ (179,567)	$ (746,118)	$ (908,761)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	24	455	1,855	2,697
Imputed interest	765	843	3,357
Changes in assets and liabilities
Decrease in restricted cash		50,665	136,000	(136,000)
Increase in accounts receivable	(390,764)	(4,968)	(60,838)	2,799,098
Increase in notes receivables		(1,201,218)	(1,285,629)
Increase (decrease) in inventory	278,787		(262,357)
(Increase)/decrease in other receivables and prepayments	(3,920,096)	832,680	(8,538,210)	(64,362)
Decrease/(Increase) in related party receivables	744,787	5,115,985	12,092,137	(1,657,916)
Increase in advance to suppliers		(77,636)
(Increase)/decrease in accrued liabilities and other current liabilities			(853,004)	353,716
Increase in accounts payables	50,371		348,925	(590,644)
Increase/(decrease) in accruals and other payables	3,931,437	(4,597,816)
(Increase)/decrease in tax payable	(358,833)	(14,847)	(874,500)	(52,244)
Net cash (used in)/provided by operating activities	27,302	(75,424)	(38,382)	(254,416)
Cash flows from financing activities
Capital injection		133,053
Proceeds from issuance of ordinary shares				250,000
Capital contribution from owners			135,626	11,636,246
Proceeds from or Repayment of bank loans/borrowings, net	(31,443)	(29,029)	(147,950)	(752,672)
Repayment of related party payable				(11,012,674)
Proceeds from related party payable	85,898	458	127,345
Net cash provided by/(used in) financing activities	54,455	104,482	115,021	120,900
Net increase in cash and cash equivalents	81,757	29,058	76,639	(133,516)
Effect of foreign currency translation on cash and cash equivalents	5,081	513	6,116	(7,820)
Cash and cash equivalents-beginning of period	150,736	67,981	67,981	209,317
Cash and cash equivalents-end of period	237,574	97,552	150,736	67,981
Supplementary cash flow information:
Interest received		81	4	502
Interest paid	51,724	67,023	279,610	384,145
Income taxes paid			$ 1,440	$ 342
Non-Cash Financing Activities:
Related party interest payable converted to additional paid-in capital		$ 48,158